Acquisitions, other investments and divestitures - Summary of acquisition date fair values of assets acquired and liabilities assumed (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Jan. 12, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Goodwill	€ 181,927	€ 286,539	€ 3,800	€ 282,664
Weekengo GmbH
Business Acquisition [Line Items]
Cash and cash equivalents			85
Prepaid expenses and other current assets			54
Property and equipment, net			1,662
Deferred income taxes			1,247
Goodwill			3,838
Intangible assets, net			675
Total Assets			7,561
Accounts payable			(121)
Other liabilities			(15)
Net assets acquired			€ 7,425